UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Congress Street

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period * January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 990.20	$ 3.16
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.62	$ 3.21

* Expenses are equal to the Fund's annualized expense ratio of .64%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.5	8.0
General Electric Co.	8.5	8.5
Johnson & Johnson	7.9	7.4
United Technologies Corp.	7.3	8.1
Guidant Corp.	4.5	5.3
Verizon Communications, Inc.	4.1	4.6
Motorola, Inc.	4.1	3.7
Anheuser-Busch Companies, Inc.	3.7	4.2
Hewlett-Packard Co.	3.7	3.2
Citigroup, Inc.	3.7	3.6
	57.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	20.5
Health Care	20.5	20.2
Information Technology	15.5	15.1
Energy	13.0	11.1
Consumer Staples	12.2	12.7
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Stocks 98.9%	Stocks 99.1%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 3.0%
Media - 3.0%
Knight-Ridder, Inc.	31,973	$ 1,961,224
CONSUMER STAPLES - 12.2%
Beverages - 7.0%
Anheuser-Busch Companies, Inc.	53,737	2,458,468
The Coca-Cola Co.	52,183	2,178,640
		4,637,108
Food Products - 0.2%
Del Monte Foods Co. (a)	12,822	138,093
Household Products - 1.4%
Colgate-Palmolive Co.	18,241	910,408
Tobacco - 3.6%
Altria Group, Inc.	36,409	2,354,206
TOTAL CONSUMER STAPLES		8,039,815
ENERGY - 13.0%
Oil, Gas & Consumable Fuels - 13.0%
ChevronTexaco Corp.	41,316	2,310,391
Exxon Mobil Corp.	108,668	6,245,149
		8,555,540
FINANCIALS - 4.7%
Diversified Financial Services - 4.5%
Citigroup, Inc.	52,560	2,429,849
JPMorgan Chase & Co.	14,652	517,509
		2,947,358
Insurance - 0.2%
The St. Paul Travelers Companies, Inc.	3,053	120,685
TOTAL FINANCIALS		3,068,043
HEALTH CARE - 20.5%
Health Care Equipment & Supplies - 4.5%
Guidant Corp.	43,962	2,958,643
Pharmaceuticals - 16.0%
Eli Lilly & Co.	10,307	574,203
Johnson & Johnson	80,088	5,205,720
Merck & Co., Inc.	29,272	901,578
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	52,014	$ 1,434,546
Wyeth	54,380	2,419,910
		10,535,957
TOTAL HEALTH CARE		13,494,600
INDUSTRIALS - 20.6%
Aerospace & Defense - 10.5%
The Boeing Co.	32,351	2,135,166
United Technologies Corp.	93,746	4,813,857
		6,949,023
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	14,500	410,930
Industrial Conglomerates - 8.5%
General Electric Co.	162,502	5,630,694
Road & Rail - 1.0%
Union Pacific Corp.	9,660	625,968
TOTAL INDUSTRIALS		13,616,615
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 4.1%
Motorola, Inc.	148,689	2,715,061
Computers & Peripherals - 7.1%
Hewlett-Packard Co.	103,919	2,443,136
International Business Machines Corp.	29,934	2,221,103
		4,664,239
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	21,436	493,457
Semiconductors & Semiconductor Equipment - 2.7%
Freescale Semiconductor, Inc. Class B	16,417	347,712
Intel Corp.	54,105	1,409,976
		1,757,688
Software - 0.9%
Microsoft Corp.	24,730	614,293
TOTAL INFORMATION TECHNOLOGY		10,244,738
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.0%
Chemicals - 1.4%
Eastman Chemical Co.	8,793	$ 484,934
Monsanto Co.	6,548	411,673
		896,607
Paper & Forest Products - 3.6%
International Paper Co.	79,281	2,395,079
TOTAL MATERIALS		3,291,686
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	78,873	2,725,062
UTILITIES - 0.3%
Electric Utilities - 0.3%
Consolidated Edison, Inc.	4,683	219,352
TOTAL COMMON STOCKS (Cost $14,055,132)		65,216,675
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 3.21% (b) (Cost $686,251)	686,251	686,251
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,741,383)		65,902,926
NET OTHER ASSETS - 0.1%		52,281
NET ASSETS - 100%		$ 65,955,207
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $14,741,383) - See accompanying schedule		$ 65,902,926
Dividends receivable		109,091
Interest receivable		246
Prepaid expenses		147
Total assets		66,012,410

Liabilities
Payable to custodian bank	$ 3,164
Payable for fund shares redeemed	50
Accrued management fee	24,032
Transfer agent fee payable	5,989
Other affiliated payables	2,468
Other payables and accrued expenses	21,500
Total liabilities		57,203

Net Assets		$ 65,955,207
Net Assets consist of:
Paid in capital		$ 14,746,572
Undistributed net investment income		47,092
Net unrealized appreciation (depreciation) on investments		51,161,543
Net Assets, for 169,735 shares outstanding		$ 65,955,207
Net Asset Value, offering price and redemption price per share ($65,955,207 ÷ 169,735 shares)		$ 388.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$ 751,706
Interest		10,266
Total income		761,972

Expenses
Management fee	$ 144,589
Transfer agent fees	35,549
Accounting fees and expenses	12,839
Independent trustees' compensation	195
Custodian fees and expenses	3,419
Audit	22,575
Legal	133
Total expenses before reductions	219,299
Expense reductions	(181)	219,118
Net investment income (loss)		542,854
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,370,655
Change in net unrealized appreciation (depreciation) on investment securities		(3,552,990)
Net gain (loss)		(1,182,335)
Net increase (decrease) in net assets resulting from operations		$ (639,481)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 542,854	$ 1,119,035
Net realized gain (loss)	2,370,655	6,680,982
Change in net unrealized appreciation (depreciation)	(3,552,990)	(3,530,956)
Net increase (decrease) in net assets resulting from operations	(639,481)	4,269,061
Distributions to shareholders from net investment income	(503,765)	(1,118,981)
Share Transactions
Reinvestment of distributions	92,214	255,959
Cost of shares redeemed	(2,614,270)	(7,565,494)
Net increase (decrease) in net assets resulting from share transactions	(2,522,056)	(7,309,535)
Total increase (decrease) in net assets	(3,665,302)	(4,159,455)

Net Assets
Beginning of period	69,620,509	73,779,964
End of period (including undistributed net investment income of $47,092 and undistributed net investment income of $8,003, respectively)	$ 65,955,207	$ 69,620,509
Other Information
Shares
Issued in reinvestment of distributions	232	657
Redeemed	(6,625)	(19,997)
Net increase (decrease)	(6,393)	(19,340)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 395.28	$ 377.45	$ 311.12	$ 376.61	$ 418.88	$ 412.27
Income from Investment Operations
Net investment income (loss) D	3.13	6.00	5.14	4.62	4.75	4.70
Net realized and unrealized gain (loss)	(6.93)	18.03	66.41	(65.36)	(42.22)	6.71
Total from investment operations	(3.80)	24.03	71.55	(60.74)	(37.47)	11.41
Distributions from net investment income	(2.90)	(6.20)	(5.22)	(4.75)	(4.80)	(4.80)
Net asset value, end of period	$ 388.58	$ 395.28	$ 377.45	$ 311.12	$ 376.61	$ 418.88
Total Return B, C	(.98)%	6.39%	23.09%	(16.19)%	(8.99)%	2.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.67%	.70%	.69%	.64%	.63%
Expenses net of voluntary waivers, if any	.64% A	.67%	.70%	.69%	.64%	.63%
Expenses net of all reductions	.64% A	.67%	.70%	.69%	.64%	.63%
Net investment income (loss)	1.59% A	1.58%	1.54%	1.34%	1.23%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,955	$ 69,621	$ 73,780	$ 64,778	$ 85,163	$ 106,175
Portfolio turnover rate	0%	0%	0%	0%	4%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Congress Street Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 3.8 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. The fund intends to retain and pay federal income taxes at year-end on undistributed net long-term capital gains.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,079,439
Unrealized depreciation	(917,896)
Net unrealized appreciation (depreciation)	$ 51,161,543
Cost for federal income tax purposes	$ 14,741,383

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Securities delivered on an in-kind basis aggregated $2,578,012. Realized gain (loss) of $2,370,655 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a quarterly fee that is computed monthly at an annual rate of .50% of the fund's average net assets. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%.

FMR has voluntarily adopted a standard management fee structure. The standard structure is comprised of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR charges the fee structure that results in a lower fee.

For the period, the fund's annualized management fee rate was .42% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $246 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5 and $176, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CST-USAN-0805
1.788742.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Congress Street Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005